Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Factors and Risk Management
Derivative financial liabilities	€ (525)	€ (623)
Derivative financial assets	63	85
Total of derivative financial liabilities and assets	(462)	(538)
2024
Financial Risk Factors and Risk Management
Total of derivative financial liabilities and assets	(215)	(147)
Later Than One Year [Member]
Financial Risk Factors and Risk Management
Total of derivative financial liabilities and assets	(408)	(547)
Not designated as hedging instruments | Foreign Currency
Financial Risk Factors and Risk Management
Derivative financial liabilities	(85)	(66)
Derivative financial assets	51	52
Designated as hedging instruments | Foreign Currency
Financial Risk Factors and Risk Management
Derivative financial liabilities	(32)	(20)
Derivative financial assets	12	33
Designated as hedging instruments | Interest Rate Risk
Financial Risk Factors and Risk Management
Derivative financial liabilities	408	537
Designated as hedging instruments | Interest Rate Risk | 2024 | Cash inflows
Financial Risk Factors and Risk Management
Cashflow	(60)	(63)
Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash inflows
Financial Risk Factors and Risk Management
Cashflow	(241)	(301)
Financial liabilities | 2024
Financial Risk Factors and Risk Management
Derivative financial liabilities	287	220
Financial liabilities | Later Than One Year [Member]
Financial Risk Factors and Risk Management
Derivative financial liabilities	408	547
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2024 | Cash outflows
Financial Risk Factors and Risk Management
Cashflow	(4,003)	(2,048)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2024 | Cash inflows
Financial Risk Factors and Risk Management
Cashflow	(3,942)	(2,017)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Later Than One Year [Member] | Cash outflows
Financial Risk Factors and Risk Management
Cashflow	0	0
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Later Than One Year [Member] | Cash inflows
Financial Risk Factors and Risk Management
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2024 | Cash outflows
Financial Risk Factors and Risk Management
Cashflow	(2,805)	(958)
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2024 | Cash inflows
Financial Risk Factors and Risk Management
Cashflow	(2,749)	(948)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | 2024 | Cash outflows
Financial Risk Factors and Risk Management
Cashflow	(230)	(242)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash outflows
Financial Risk Factors and Risk Management
Cashflow	(649)	(848)
Financial assets | 2024
Financial Risk Factors and Risk Management
Derivative financial assets	72	73
Financial assets | Later Than One Year [Member]
Financial Risk Factors and Risk Management
Derivative financial assets	0	0
Financial assets | Not designated as hedging instruments | Foreign Currency | 2024 | Cash outflows
Financial Risk Factors and Risk Management
Cashflow	(2,921)	(2,992)
Financial assets | Not designated as hedging instruments | Foreign Currency | 2024 | Cash inflows
Financial Risk Factors and Risk Management
Cashflow	(2,977)	(3,042)
Financial assets | Designated as hedging instruments | Foreign Currency | 2024 | Cash outflows
Financial Risk Factors and Risk Management
Cashflow	(948)	(1,418)
Financial assets | Designated as hedging instruments | Foreign Currency | 2024 | Cash inflows
Financial Risk Factors and Risk Management
Cashflow	€ (964)	€ (1,441)